Annual Total Returns - Fidelity Freedom® 2045 Fund [BarChart] - 03.31 Fidelity Freedom Funds Combo PRO - Class K-10 - Fidelity Freedom® 2045 Fund	Jul. 15, 2022
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom 2045 Fund - Class K
Bar Chart Table:
Annual Return 2018	(8.90%)
Annual Return 2019	25.54%
Annual Return 2020	18.28%
Annual Return 2021	16.60%